Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - Business and government [member] - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Loans To Business And Government [Line Items]
Loans at amortized cost	$ 365,603	$ 356,973
Loans at FVOCI	217	230
Loans	365,820	357,203
Allowance for loan losses	3,864	3,583
Loans, net of allowance	$ 361,956	$ 353,620